Basis of Presentation	1 Months Ended
Jun. 30, 2018
Successor [Member]
Basis of Presentation

2.	Basis of presentation

The accompanying condensed consolidated interim financial statements of the Company have been prepared in accordance with U.S. GAAP for interim financial reporting purposes. Accordingly, certain information and note disclosures normally included in financial statements prepared in accordance with accounting principles generally accepted in the United States have been condensed or omitted pursuant to such rules and regulations, although the Company believes that the disclosures are adequate to make the information presented not misleading. These condensed consolidated interim financial statements should be read in conjunction with the Super 8-K and the Proxy Statement.

The Business Combination was accounted for under Accounting Standards Codification (“ASC”) Topic 805, Business Combination. Pursuant to ASC 805, NESR was determined to be the accounting acquirer based on evaluation of the facts and circumstances including:

●	The transfer of cash by NESR;

●	NESR’s executive management comprise the C-Suite of the combined company;

●	NESR’s right to designate members of the board; and

●	NESR initiated the Business Combination.

As a result of the Business Combination, NPS and GES are acquirees and NPS is determined to be the accounting “Predecessor”. The Company’s financial statement presentation distinguishes a Predecessor for periods prior to the Closing Date. NESR is the “Successor” for periods after the Closing Date, which includes the consolidated financial results of both NPS and GES. The transactions were accounted for as a business combination using the acquisition method of accounting, and the Successor financial statements reflect a new basis of accounting for both NPS and GES that is based on the fair value of assets acquired and liabilities assumed. See Note 4, Business combination, for further discussion on the Business Combination. As a result of the application of the acquisition method of accounting as of the Closing Date, the financial statements for the Predecessor period and for the Successor period are presented on a different basis of accounting and are, therefore, not comparable. The historical information of NESR prior to the Business Combination has not been reflected in the Company’s financial statements prior to June 7, 2018, as it was not deemed the Predecessor.

In the accompanying condensed consolidated interim financial statements, the Successor period is from June 7, 2018 to June 30, 2018 (“Successor Period”) and the Predecessor periods are from April 1, 2018 to June 6, 2018 (“2018 Predecessor Quarter”), for the three months ended June 30, 2017 (“2017 Predecessor Quarter”), January 1, 2018 to June 6, 2018 (“2018 Predecessor Period”) and for the six months ended June 30, 2017 (“2017 Predecessor Period”). Statement of income activity of NESR prior to the closing of the Business Combination is recorded in the opening retained earnings as of June 7, 2018.

Emerging growth company

The Company is an “emerging growth company,” as defined in Section 2(a) of the U.S. Securities Act of 1933, as amended (the “Securities Act”), as modified by the Jumpstart Our Business Startups Act of 2012 (the “JOBS Act”), and it may take advantage of certain exemptions from various reporting requirements that are applicable to other public companies that are not emerging growth companies including, but not limited to, not being required to comply with the auditor attestation requirements of Section 404 of the Sarbanes-Oxley Act.

Further, Section 102(b)(1) of the JOBS Act exempts emerging growth companies from being required to comply with new or revised financial accounting standards until private companies (that is, those that have not had a Securities Act registration statement declared effective or do not have a class of securities registered under the Securities Exchange Act of 1934, as amended) are required to comply with the new or revised financial accounting standards. The JOBS Act provides that a company can elect to opt out of the extended transition period and comply with the requirements that apply to non-emerging growth companies but any such election to opt out is irrevocable. The Company has elected not to opt out of such extended transition period, which means that when a standard is issued or revised and it has different application dates for public or private companies, the Company, as an emerging growth company, can adopt the new or revised standard at the time private companies adopt the new or revised standard. This may make a comparison of the Company’s consolidated financial statements with another public company that is neither an emerging growth company nor an emerging growth company that has opted out of using the extended transition period difficult or impossible because of the potential differences in accounting standards used.

Use of estimates

The preparation of condensed consolidated interim financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the condensed consolidated interim financial statements and the reported amounts of revenues and expenses during the reporting period. The Company’s significant estimates include estimates made towards preliminary purchase price allocation for the acquisition of NPS and GES, allowance for doubtful accounts, impairment of property, plant and equipment, goodwill and intangible assets, provision for inventories obsolescence, recoverability of unbilled revenue, provision for liabilities pertaining to uncertain tax positions, recoverability of deferred taxes and contingencies and actuarial assumptions in employee benefit plans.

Making estimates requires management to exercise significant judgment. It is at least reasonably possible that the estimate of the effect of a condition, situation or set of circumstances that existed at the date of the condensed consolidated interim financial statements, which management considered in formulating its estimate, could change in the near term due to one or more future confirming events. Accordingly, the actual results could differ significantly from our estimates.

In the opinion of management, all adjustments considered necessary for a fair statement of financial results have been made. Such adjustments consist of only those that are normal recurring in nature. Interim results are not necessarily indicative of the results that may be expected for the entire fiscal year.